Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2016	December 31, 2015
Term Loan B	202,950	203,975
Less deferred finance costs, net	(3,839)	(4,332)
Total long term debt	199,111	199,643
Less unamortized discount	(1,616)	(1,824)
Less current portion, net of deferred finance cost	(654)	(643)
Total Long Term Debt, net of current portion and net of deferred finance costs	$196,841	$197,176

Long-Term Debt Obligations

June 30, 2016
Long-Term Debt Obligations:
Year
June 30, 2017	$2,050
June 30, 2018	2,050
June 30, 2019	2,050
June 30, 2020	196,800
Total	$202,950